Regulatory Matters (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Tangible Capital [Abstract]
Tangible capital (to tangible assets), actual amount	$ 1,435	$ 1,225	$ 1,184
Tangible capital (to tangible assets), actual ratio (percent)	11.51%	8.88%	12.59%
Tier 1 Capital [Abstract]
Tier 1 capital, actual amount	$ 1,435	$ 1,225	$ 1,184
Tier 1 capital (to adjusted tangible assets), actual ratio (percent)	11.51%	8.88%	12.59%
Tier 1 capital, for capital adequacy purposes amount	$ 499	$ 552	$ 376
Tier 1 capital (to adjusted tangible assets), for capital adequacy purposes ratio (percent)	4.00%	4.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 624	$ 690	$ 470
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%	5.00%
Common Equity Tier 1 Capital [Abstract]
Common equity Tier 1 capital (to RWA), actual amount	$ 1,065	$ 1,056
Common equity Tier 1 capital (to RWA), actual ratio (percent)	14.09%	12.04%
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Amount	$ 340	$ 395
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Ratio (percent)	4.50%	4.50%
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 491	$ 570
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Ratio (percent)	6.50%	6.50%
Tier One Risk Based Capital [Abstract]
Tier 1 capital, actual amount	$ 1,435	$ 1,225	$ 1,184
Tier 1 capital (to risk weighted assets), actual ratio (percent)	18.98%	13.98%	22.81%
Tier 1 capital, for capital adequacy purposes amount	$ 454	$ 526	$ 208
Tier 1 capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	6.00%	6.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 605	$ 701	$ 311
Tier 1 capital (to risk weighted assets), capitalized under prompt corrective action provision ratio (percent)	8.00%	8.00%	6.00%
Capital [Abstract]
Total capital, actual amount	$ 1,534	$ 1,338	$ 1,252
Total capital (to risk weighted assets), actual ratio (percent)	20.28%	15.26%	24.12%
Total capital, for capital adequacy purposes amount	$ 605	$ 701	$ 415
Total capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	8.00%	8.00%	8.00%
Total capital, capitalized under prompt corrective action provisions amount	$ 756	$ 877	$ 519
Total capital (to risk weighted assets), capitalized under prompt corrective action provisions ratio (percent)	10.00%	10.00%	10.00%
Consent order, term of written capital plan (years)	3 years
Subsidiaries
Tangible Capital [Abstract]
Tangible capital (to tangible assets), actual amount	$ 1,472	$ 1,459	$ 1,167
Tangible capital (to tangible assets), actual ratio (percent)	11.79%	10.55%	12.43%
Tier 1 Capital [Abstract]
Tier 1 capital, actual amount	$ 1,472	$ 1,459	$ 1,167
Tier 1 capital (to adjusted tangible assets), actual ratio (percent)	11.79%	10.55%	12.43%
Tier 1 capital, for capital adequacy purposes amount	$ 500	$ 553	$ 376
Tier 1 capital (to adjusted tangible assets), for capital adequacy purposes ratio (percent)	4.00%	4.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 625	$ 691	$ 470
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%	5.00%
Common Equity Tier 1 Capital [Abstract]
Common equity Tier 1 capital (to RWA), actual amount	$ 1,472	$ 1,459
Common equity Tier 1 capital (to RWA), actual ratio (percent)	19.42%	16.59%
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Amount	$ 341	$ 396
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Ratio (percent)	4.50%	4.50%
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 493	$ 572
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Ratio (percent)	6.50%	6.50%
Tier One Risk Based Capital [Abstract]
Tier 1 capital, actual amount	$ 1,472	$ 1,459	$ 1,167
Tier 1 capital (to risk weighted assets), actual ratio (percent)	19.42%	16.59%	22.54%
Tier 1 capital, for capital adequacy purposes amount	$ 455	$ 528	$ 207
Tier 1 capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	6.00%	6.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 607	$ 704	$ 311
Tier 1 capital (to risk weighted assets), capitalized under prompt corrective action provision ratio (percent)	8.00%	8.00%	6.00%
Capital [Abstract]
Total capital, actual amount	$ 1,570	$ 1,571	$ 1,235
Total capital (to risk weighted assets), actual ratio (percent)	20.71%	17.87%	23.85%
Total capital, for capital adequacy purposes amount	$ 607	$ 704	$ 414
Total capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	8.00%	8.00%	8.00%
Total capital, capitalized under prompt corrective action provisions amount	$ 758	$ 879	$ 518
Total capital (to risk weighted assets), capitalized under prompt corrective action provisions ratio (percent)	10.00%	10.00%	10.00%